Investment Securities - Schedule of Amortized Cost and Fair Value of Debt Securities Available-For-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	$ 297,149	$ 310,411
Gross Unrealized Gains	7	2,964
Gross Unrealized Losses	(46,409)	(2,505)
Fair Value	250,747	310,870
U.S. Treasury
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	2,198	3,909
Gross Unrealized Gains	0	11
Gross Unrealized Losses	(46)	(3)
Fair Value	2,152	3,917
U.S. government and federal agency obligations
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	591	1,314
Gross Unrealized Gains	0	5
Gross Unrealized Losses	(32)	0
Fair Value	559	1,319
U.S. government-sponsored enterprises
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	26,499	26,498
Gross Unrealized Gains	0	70
Gross Unrealized Losses	(2,722)	(196)
Fair Value	23,777	26,372
Obligations of states and political subdivisions
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	134,994	128,093
Gross Unrealized Gains	0	1,605
Gross Unrealized Losses	(25,554)	(474)
Fair Value	109,440	129,224
Mortgage-backed securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	119,556	137,286
Gross Unrealized Gains	7	791
Gross Unrealized Losses	(16,864)	(1,611)
Fair Value	102,699	136,466
Other debt securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	11,825	11,825
Gross Unrealized Gains	0	482
Gross Unrealized Losses	(882)	(23)
Fair Value	10,943	12,284
Bank issued trust preferred securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(309)	(198)
Fair Value	$ 1,177	$ 1,288